Long-Term Debt, net - Annual loan principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 31,750	$ 37,000
CiT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	31,750
EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance		37,000
Later than one year and not later than two years [member] | CiT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than one year and not later than two years [member] | EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance		5,970
Later than two years and not later than three years [member] | CiT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than three years and not later than four years [member] | CiT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than four years and not later than five years [member] | CiT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	5,000
Later than five years [member] | CiT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 11,750
Later than two years and not later than three years [member] | EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance		31,030
Later than three years [member] | EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance		$ 0